Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Parenthetical) (Details)	Jun. 30, 2020 $ / shares
$7.86-$11.99 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	$ 7.86
$7.86-$11.99 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	11.99
$14.06
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	14.06
$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	15.21
$27.00 - $3,190.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	27.00
$27.00 - $3,190.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	$ 3,190.00